Schedule of TON tokens receivable (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Receivables Digital Assets
Fiscal 2026	$ 796,245
Fiscal 2027	1,587,336
Fiscal 2028	1,587,336
Fiscal 2029	105,023
Total	$ 4,075,940